Taxation - Schedule of Net Operating Loss Carryforwards (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	$ 136,891
2026 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	4,679
2027 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	17,419
2028 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	14,836
2029 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	6,920
2030 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	7,062
2031 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	3,597
Indefinite [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	$ 82,378